Loans and Allowance for Credit Losses - Summary of Loans Modified as TDRs in the Past Twelve Months that have Subsequently Defaulted (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) SecurityLoan	Dec. 31, 2018 USD ($) SecurityLoan	Dec. 31, 2017 USD ($) SecurityLoan
Financing Receivable, Modifications [Line Items]
Number of Loans	10,863	10,860	11,294
Amount Defaulted | $	$ 266	$ 331	$ 321
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	1,040	836	724
Amount Defaulted | $	$ 46	$ 71	$ 53
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	36	39	36
Amount Defaulted | $	$ 24	$ 15	$ 9
Residential Mortgages [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	137	191	374
Amount Defaulted | $	$ 15	$ 18	$ 41
Other Retail [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	380	334	415
Amount Defaulted | $	$ 10	$ 5	$ 5
Credit Card [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	8,273	8,012	8,372
Amount Defaulted | $	$ 40	$ 35	$ 36
Covered Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans		1	4
Total Loans, Excluding Loans Purchased from GNMA Mortgage Pools [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	9,866	9,413	9,925
Amount Defaulted | $	$ 135	$ 144	$ 144
Government National Mortgage Association [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	997	1,447	1,369
Amount Defaulted | $	$ 131	$ 187	$ 177